U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

        1     Name and Address of Issuer:
              Princor Government Securities Income Fund, Inc.
              (now known as Principal Government Securities Income Fund, Inc.) The Principal Financial Group
              Des Moines, IA  50392-0200

        2 The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issues, check the box but do not list series or classes):
              ---------------------
                       X
              ---------------------

        3     Investment Company Act File Number: 811-04226
              Securities Act File Number: 02-95816

        4a    Last day of fiscal year for which this notice if filed:
              October 31, 1997

        4b Check this box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

              ---------------------
                      N/A
              ---------------------
              Note: If the Form is being filed late, interest must be paid on the registration fee due.

        4c    Check  box if this is the last  time the  issuer  will be filing this Form.
              ---------------------
                      N/A
              ---------------------

        5     Calculation of registration fee:

              (i)    Aggregate  sale price of securities  sold during the fiscal
                     year in reliance on rule 24f-2:                 $56,005,729

              (ii)   Aggregate  price of shares  redeemed or repurchased  during
                     the fiscal year:                  63,497,652

              (iii) Aggregate price of shares redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration
                     fees payable to the Commission:    7,707,138

              (iv)   Total  available  redemption  credits  [Add items 5(ii) and
                     5(iii)]:                                         71,204,790


              (v)    Net  Sales  - If Item  5(i)  is  greater  than  Item  5(iv)
                     [subtract Item 5(iv) from Item 5(i)]:                     0



              (vi)   Redemption  credits available for use in future years -- if
                     Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from
                     Item 5(i)]"                      (15,199,061)


              (vii)  Multiplier   for   determining    registration   fee   (See
                     Instruction c.9):
                                                                        0.000295

              (viii) Registration  fee due  [Multiply  Item 5(v) by Item 5(vii)]
                     (enter "0" if no fee is due):

                                                                            0.00
                                                                        ========

        6     Prepaid  Shares

              If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescisision of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: ____________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state the number here:
              ____________.

        7 Interest due-if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                                        +      0
                                                                        --------

        8 Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                            0.00
                                                                          ======

        9 Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

              ---------------------
                      N/A
              ---------------------

              Method of Delivery:

              ---------------------
                      N/A          Wire Transfer
              ---------------------
              ---------------------
                      N/A          Mail or other means
              ---------------------


                                    Signature

              This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:



Princor Government Securities Income Fund, Inc.
(now known as Principal Government Securities Income Fund, Inc.)


By     /s/ A. S. Filean
       ----------------------------------------------
       A.S. Filean, Vice President
       and Secretary


Date:  21st day of January, 1998